Business Combination and Goodwill - Summary Of Identifiable Assets And Liabilities Assumed At Fair Value In Business Combination (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Fair value of consideration	¥ 76,496
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	17,776
Property and equipment	166
Intangible assets	52,047
Other assets	326
Accounts payable	(1,355)
Contract liabilities	(6,341)
Deferred tax liabilities	(13,496)
Deferred revenue from governments	(6,100)
Other liabilities	(6,745)
Total identifiable net assets at fair values	36,278
Goodwill	¥ 40,218	¥ 40,218	¥ 40,218